Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

Our Insider Trading policy prohibits any Director, NEOs or other officers of the Company, as well as their respective family members and others in their households from buying or selling Company Common Stock without obtaining prior approval from our Corporate Secretary and General Counsel. This policy, as an element of the Company’s Insider Trading Policy, is designed to help assure that the Directors, NEOs or other officers of the Company, as well as their respective family members and others in their households will not trade in our securities at a time when they are in possession of material, non-public information. In addition, our formal Insider Trading policy prohibits our Directors, NEOs or other officers of the Company, as well as their respective family members and others in their households from hedging transactions involving the Company’s securities. The Company’s Insider Trading Policy is available on our website at www.MiddlesexWater.com under the heading Investors – (Governance).